Equity	5 Months Ended
Aug. 31, 2020
Equity
Note 6 - Equity

Issuance of Shares for Cash

On June 15, 2020, the Company sold 317,389 shares of common stock to 4 accredited investors, at a purchase price of $0.01 per share, for aggregate offering proceeds of $3,174.

On July 22, 2020, the Company sold 2,433,332 shares of common stock to 8 accredited investors, at a purchase price of $0.25 per share, for aggregate offering proceeds of $608,333.

The Company issued the above shares of common stock in reliance upon the exemption from the registration provided by Section 4(a)(2) of the Securities Act, as a sale by an issuer not involving any public offering, to a sophisticated purchaser who had access to registration-type information about the issuer.